NET INCOME PER SHARE	3 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
12.	NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Three months ended December 31,
	2012	2013
	US$	US$
Numerator:
Net income	1,476	3,423
- allocated to ordinary share - basic	1,475	3,420
- allocated to nonvested restricted share - basic	1	3

Denominator:
Weighted average number of ordinary shares outstanding	134,754,567	135,805,355
Weighted average number of nonvested restricted share	9,589	125,000
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	732,482	1,187,201

Weighted average ordinary shares outstanding used in computing diluted net income per share	135,496,638	137,117,556

Basic net income per share	0.01	0.03

Basic net income per nonvested restricted share	0.01	0.03

Diluted net income per share	0.01	0.02